INCOME TAXES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Individual income tax rate (as a percent)		35.00%	35.00%	35.00%
Hong Kong | Bayley & Jackson (Hong Kong)
Income Taxes
Income tax rate (as a percent)		16.50%
Hong Kong | Yuanhua HK (HongKong)
Income Taxes
Income tax rate (as a percent)		16.50%
Hong Kong | MediFast
Income Taxes
Income tax rate (as a percent)		16.50%
Hong Kong | WA HK
Income Taxes
Income tax rate (as a percent)		16.50%
PRC
Income Taxes
Income tax rate (as a percent)		25.00%
Withholding tax rate (as a percent)		10.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%
Reduced withholding tax rate, if 25% or more equity interest in a PRC-resident enterprise is held by a qualified Hong Kong tax resident (as a percent)		5.00%
Aggregate undistributed earnings of Company's subsidiaries		$ 11,833
Accrued deferred tax liability		0
Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries		$ 121,846
PRC | iKang Chengdu Waishuangnan
Income Taxes
Preferential tax rate (as a percent)		15.00%
PRC | iKang Chengdu Hongzhaobi
Income Taxes
Preferential tax rate (as a percent)		15.00%
PRC | Chengdu Gaoxin iKang West City
Income Taxes
Preferential tax rate (as a percent)		15.00%
PRC | iKang Chongqing
Income Taxes
Preferential tax rate (as a percent)		15.00%
PRC | iKang Shenzhen Nanshan
Income Taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Shenzhen Luohu
Income Taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Shenzhen Futian
Income Taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Shenzhen Kefa
Income Taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Health Cloud
Income Taxes
Period exempt from EIT under the "newly established software enterprise" ("NESE")	2 years
Preferential tax rate under NESE (as a percent)	12.50%
Period for preferential tax rate under NESE, after tax exempt period	3 years